Net loss per share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
Net loss from continuing operations	$ (16,796)	$ (24,959)	$ (50,228)
Net income from discontinued operations	0	0	85
Net loss	$ (16,796)	$ (24,959)	$ (50,143)
Basic and diluted weighted average number of shares outstanding (in shares)	14,958,704	10,348,879	2,763,603
Stock options
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	713,918	968,397	276,661
Share purchase warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	3,417,840	3,779,245	2,842,309